TCW GALILEO FUNDS
APRIL 30, 2001


                                                      SEMI-ANNUAL REPORT
                                                      INTERNATIONAL





                           ASIA PACIFIC EQUITIES

                               EMERGING MARKETS EQUITIES

                                    EMERGING MARKETS INCOME

                                         EUROPEAN EQUITIES

                                             JAPANESE EQUITIES

                                                 LATIN AMERICA EQUITIES

                                                     SELECT INTERNATIONAL
                                                      EQUITIES





                                                    [LOGO]TCW GALILEO FUNDS INC.
                                           THE POWER OF INDEPENDENT THINKING-TM-

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
TABLE OF CONTENTS                                                 APRIL 30, 2001

Letter To Shareholders............................   1

Performance Summary...............................   2

Schedules of Investments:

  TCW Galileo Asia Pacific Equities Fund..........   3

  TCW Galileo Emerging Markets Equities Fund......   6

  TCW Galileo Emerging Markets Income Fund........  11

  TCW Galileo European Equities Fund..............  14

  TCW Galileo Japanese Equities Fund..............  17

  TCW Galileo Latin America Equities Fund.........  19

  TCW Galileo Select International Equities
    Fund..........................................  22

Statements of Assets and Liabilities..............  26

Statements of Operations..........................  28

Statements of Changes in Net Assets...............  30

Notes to Financial Statements.....................  34

Financial Highlights..............................  46

[LOGO]  TCW-TM- GALILEO
        FUNDS INC.
        -------------------------------------
        THE POWER OF INDEPENDENT THINKING-TM-

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
                                                                          [ICON]
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TO OUR SHAREHOLDERS

We are pleased to submit the April 30, 2001 semi-annual reports for the TCW Galileo Funds. On the following page is an analysis of each Fund's investment performance for a 1 year, 5 year, 10 year and since inception period through April 30, 2001.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Funds' long-term investment performance record is among the best in the industry. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

On May 1, 2001, we launched Galileo On-Line service which allows investors to conduct Fund transactions via the internet.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board
June 4, 2001

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
PERFORMANCE SUMMARY (UNAUDITED)                                   APRIL 30, 2001

                                                     TOTAL RETURN
                                           ANNUALIZED AS OF APRIL 30, 2001
                                          ----------------------------------
                                                                    SINCE        INCEPTION
                                  NAV      1-YEAR     5-YEAR      INCEPTION         DATE
                                --------  --------  ----------    ----------    ------------
TCW Galileo Asia Pacific
  Equities Fund                  $ 7.54   (24.35)%   (0.50)%        7.28% (1)   04/01/93(2)
TCW Galileo Emerging Markets
  Equities Fund                  $ 7.35   (24.77)%   (2.60)%        1.62% (1)   06/01/93(2)
TCW Galileo Emerging Markets
  Income Fund                    $ 8.04     8.23%      N/A          6.83% (1)   09/04/96(2)
TCW Galileo European Equities
  Fund -- Institutional Class    $11.67   (21.40)%     N/A          8.79%       11/01/97
TCW Galileo European Equities
  Fund -- Advisory Class         $11.59   (21.91)%     N/A          2.27%       03/01/99
TCW Galileo Japanese Equities
  Fund                           $10.25   (23.18)%   (4.81)% (1)    2.34% (1)   05/01/95(2)
TCW Galileo Latin America
  Equities Fund                  $10.56   (10.96)%    2.89%         6.61% (1)   07/01/91(2)
TCW Galileo Select
  International Equities Fund    $11.27   (21.71)%    5.26% (1)     7.08% (1)   12/01/93(2)

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIPS WERE NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WERE NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTION THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
(2)  INCEPTION DATE OF THE PREDECESSOR LIMITED PARTNERSHIP.

TCW GALILEO ASIA PACIFIC EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

NUMBER OF
 SHARES    COMMON STOCK                                 VALUE
---------  ------------                              -----------

           CHINA (COST: $446,728) (4.0% OF NET
             ASSETS)
2,000,000  PetroChina Company, Limited               $   428,233
                                                     -----------
           HONG KONG (38.0%)
  55,000   Cheung Kong Holdings, Limited                 613,501
 101,550   China Telecom (Hong Kong), Limited            498,669*
  82,000   Dah Sing Financial Holdings, Limited          446,824
  24,595   HSBC Holdings, PLC                            312,187
 670,000   Huaneng Power International,
             Incorporated                                393,006
  45,970   Hutchison Whampoa, Limited                    496,567
 645,240   Legend Holdings, Limited                      512,916
 486,000   South China Morning Post Holdings,
             Limited                                     311,558
  52,370   Sun Hung Kai Properties, Limited              486,804
                                                     -----------
           TOTAL HONG KONG (COST: $3,124,382)          4,072,032
                                                     -----------
           SINGAPORE (18.7%)
 309,000   Allgreen Properties                           164,551
   4,500   Chartered Semiconductor Manufacturing,
             Limited (ADR)                               143,955*+
  86,350   City Developments, Limited                    303,398
  39,000   DBS Group Holdings, Limited                   340,434
       6   Oversea-Chinese Banking Corporation,
             Limited                                          36
 268,000   Parkway Holdings, Limited                     145,660
  31,000   Singapore Airlines, Limited                   246,775
 450,000   Singapore Exchange, Limited                   301,400*
 750,000   SMRT Corporation, Limited                     360,280*
                                                     -----------
           TOTAL SINGAPORE (COST: $2,606,835)          2,006,489
                                                     -----------
           SOUTH KOREA (23.0%)
  20,496   Housing & Commercial Bank, Korea              389,253*
  16,000   Korea Electric Power Corporation              275,967
   7,000   Korea Telecom Corporation (ADR)               193,410+
   5,344   Pohang Iron & Steel Company, Limited          397,052
   3,599   Samsung Electronics Company, Limited          624,845
   3,400   SK Telecom Company, Limited                   583,851
                                                     -----------
           TOTAL SOUTH KOREA (COST: $2,583,775)        2,464,378
                                                     -----------
           TAIWAN (4.1%)
     287   Asustek Computer, Incorporated (144A)
             (GDR)                                         1,327***
   7,017   Formosa Growth Fund, Limited                  102,787*
  30,000   United Microelectronics Corporation
             (ADR)                                       332,100*+
                                                     -----------
           TOTAL TAIWAN (COST: $418,585)                 436,214
                                                     -----------
           THAILAND (COST: $456,344) (4.1%)
 400,000   Bangkok Bank Public Company, Limited
             (Foreign)                                   442,013*
                                                     -----------
           TOTAL COMMON STOCK (COST: $9,636,649)
             (91.9%)                                   9,849,359
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS                      VALUE
---------  ----------------------                    -----------
$ 25,224   Foreign Currency Call Accounts            $    25,055
  65,963   American Express Co., 4.43%, due
             05/30/01                                     65,963***
  82,453   Bank of Nova Scotia, 5%, due 05/16/01          82,453***
  49,472   Den Danske, 4.563%, due 05/07/01               49,472***
  82,453   Dreyfus Money Market Fund, 4.752%, due
             05/01/01                                     82,453***
  68,134   Fleet National Bank, 4.768%, due
             10/31/01                                     68,134***
  32,981   General Motors Acceptance Corp., 4.76%,
             due 03/08/02                                 32,981***
  16,491   Harris Bank Trust, 4.5%, due 05/11/01          16,491***
 868,086   Investors Bank & Trust Depository
             Reserve, 3.25%, due 05/01/01                868,086
  95,646   Merrimac Money Market Fund, 4.794%, due
             05/01/01                                     95,646***
  32,981   Royal Bank of Scotland, 4.531%, due
             05/07/01                                     32,981***
  65,963   Royal Bank of Scotland, 4.531%, due
             05/07/01                                     65,963***
  65,963   Royal Bank of Scotland, 5%, due 05/07/01       65,963***
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $1,551,810) (14.5%)                       1,551,641
                                                     -----------
           TOTAL INVESTMENTS (COST: $11,188,459)
             (106.4%)                                 11,401,000
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-6.4%)                                    (682,495)
                                                     -----------
           NET ASSETS (100.0%)                       $10,718,505
                                                     ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  RESTRICTED SECURITY (NOTE 9).
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
4
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                                                                          [ICON]
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INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2001

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Airlines                                                    2.3%
Banking & Financial Services                               20.8
Communications                                              6.5
Computer Services                                           4.8
Electric Utilities                                          6.2
Electrical Equipment                                        3.1
Electronics                                                 7.2
Energy & Oil Services                                       4.0
Healthcare                                                  1.4
Industrial--Diversified                                     4.6
Investment Companies                                        1.0
Media--Broadcasting & Publishing                            2.9
Metals                                                      3.7
Radio Telephone Communications                              5.4
Real Estate                                                14.6
Transportation                                              3.4
Short-Term Investments                                     14.5
                                                      ---------
    Total                                                 106.4%
                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
5
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TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

 NUMBER OF
  SHARES     EQUITY SECURITIES                            VALUE
-----------  -----------------                         -----------
             COMMON STOCK
             ARGENTINA (COST: $228,034) (0.6% OF NET
               ASSETS)
     11,858  Perez Companc, S.A. (ADR)                 $   181,427
                                                       -----------
             BRAZIL (5.0%)
      3,568  Brasil Telecom Participacoes, S.A. (ADR)      153,210
      7,770  Companhia Brasileira de Distribuicao
               Grupo Pao de Acucar (ADR)                   221,056
     18,978  Companhia de Bebidas das Americas (ADR)       463,063*
      8,060  Companhia Vale do Rio Doce (ADR)              186,992
     19,960  Petroleo Brasileiro, S.A. (PETROBRAS)
               (ADR)                                       538,920*
                                                       -----------
             TOTAL BRAZIL (COST: $1,621,250)             1,563,241
                                                       -----------
             CHILE (1.9%)
      7,718  Compania Cervecerias Unidas, S.A. (ADR)       187,547
      9,556  Compania de Telecomunicaciones de Chile,
               S.A., Series A (ADR)                        136,460*
      6,546  Vina Concha y Toro, S.A. (ADR)                269,695
                                                       -----------
             TOTAL CHILE (COST: $643,082)                  593,702
                                                       -----------
             CHINA (COST: $828,704) (2.6%)
  3,786,000  PetroChina Company, Limited                   810,644
                                                       -----------
             GREECE (3.9%)
      9,600  Alpha Credit Bank, S.A.                       275,319
      7,500  Cosmote, S.A. (GDR)                           129,000*
     15,746  Hellenic Telecommunication Organization,
               S.A.                                        234,588
      6,387  Intracom, S.A.                                122,342*
      7,947  National Bank of Greece, S.A.                 309,381
      3,460  Titan Cement Company, S.A.                    130,834
                                                       -----------
             TOTAL GREECE (COST: $1,848,016)             1,201,464
                                                       -----------
             HONG KONG (8.7%)
    260,000  China Telecom (Hong Kong), Limited          1,276,749*
  1,065,896  Cosco Pacific, Limited                        659,395
    965,100  Legend Holdings, Limited                      767,180
                                                       -----------
             TOTAL HONG KONG (COST: $3,365,818)          2,703,324
                                                       -----------
             HUNGARY (1.9%)
     89,284  Magyar Tavkozlesi Rt.                         284,274
      6,404  OTP Bank Rt.                                  301,915
                                                       -----------
             TOTAL HUNGARY (COST: $792,888)                586,189
                                                       -----------
             INDIA (4.8%)
     20,400  Mahanagar Telephone Nigam, Limited (GDR)      135,150
     30,000  Reliance Industries, Limited (GDR)            487,500
     64,864  Videsh Sanchar Nigam, Limited (ADR)           875,664
                                                       -----------
             TOTAL INDIA (COST: $1,888,859)              1,498,314
                                                       -----------
             ISRAEL (4.3%)
     78,203  Bank Hapoalim, Limited                        195,980

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6

                                                                          [ICON]
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                                                                  APRIL 30, 2001

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            -----------
             ISRAEL (CONTINUED)
     63,860  Bank Leumi Le-Israel                      $   134,418*
    117,570  Bezeq Israeli Telecommunications
               Corporation, Limited                        166,212*
      3,645  Check Point Software Technologies,
               Limited                                     228,651*
      4,646  ECI Telecommunications, Limited                31,686
     16,703  Elbit Systems, Limited                        245,822
      6,300  Teva Pharmaceutical Industries, Limited
               (ADR)                                       343,035
                                                       -----------
             TOTAL ISRAEL (COST: $1,437,700)             1,345,804
                                                       -----------
             MEXICO (12.1%)
     30,111  America Movil, S.A. de C.V. (ADR)             554,042*
      8,900  Coca Cola Femsa, S.A. de C.V. (ADR)           173,550
      7,248  Fomento Economico Mexicano, S.A. de
               C.V., Series B (ADR)                        276,874
    206,390  Grupo Financiero Banamex Accival, Class
               O                                           385,380
    140,588  Grupo Modelo, S.A. de C.V., Series C          385,422
      9,264  Grupo Televisa, S.A. de C.V. (GDR)            352,310*
     51,238  Kimberly-Clark de Mexico, S.A. de C.V.,
               Series A                                    136,598
     27,961  Telefonos de Mexico, S.A. de C.V. (ADR)       967,451
    246,198  Wal-mart de Mexico, S.A. de C.V., Series
               C                                           544,745*
                                                       -----------
             TOTAL MEXICO (COST: $3,767,786)             3,776,372
                                                       -----------
             POLAND (1.5%)
      3,637  Bank Rozwoju Eksportu, S.A.                   110,073
     25,680  Electrim Spolka Akcyjna, S.A.                 178,108*
     18,199  Telekomunikacja Polska, S.A.                   98,224
     15,965  Telekomunikacja Polska, S.A. (144A)
               (GDR)                                        85,812***
                                                       -----------
             TOTAL POLAND (COST: $484,099)                 472,217
                                                       -----------
             RUSSIA (2.2%)
      5,000  Mobile Telesystems (ADR)                      143,500*
      5,725  OAO Lukoil Holdings (ADR)                     237,587
      8,125  RAO Unified Energy (ADR)                       89,375
      8,825  Rostelecom (ADR)                               42,272*
     14,650  Surgutneftegaz (ADR)                          164,813
                                                       -----------
             TOTAL RUSSIA (COST: $922,154)                 677,547
                                                       -----------
             SOUTH AFRICA (13.2%)
     13,159  Anglo American Platinum Corporation,
               Limited                                     589,209
     13,274  Anglo American, PLC                           841,017
      6,347  Anglogold, Limited                            224,987
     13,198  De Beers Centenary AG                         552,871
     41,976  Johnnies Industrial Corporation, Limited      347,190
     32,847  Liberty Life Association of Africa,
               Limited                                     214,486
     31,756  Nedcor Investment Bank Holdings, Limited       10,664*
     22,552  Nedcor, Limited                               412,331
     39,594  Remgro, Limited                               254,603*
    288,838  Sanlam, Limited (Foreign)                     346,677*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
7

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            -----------
             SOUTH AFRICA (CONTINUED)
     32,622  South African Breweries, PLC              $   221,943
     39,594  Venfin, Limited                                89,628
                                                       -----------
             TOTAL SOUTH AFRICA (COST: $3,808,873)       4,105,606
                                                       -----------
             SOUTH KOREA (11.9%)
     57,883  Kookmin Bank                                  684,590
     17,202  Pohang Iron & Steel Company, Limited        1,278,086
      3,506  Samsung Electronics Company, Limited          608,699
      6,500  SK Telecom Company, Limited                 1,116,187
                                                       -----------
             TOTAL SOUTH KOREA (COST: $4,865,028)        3,687,562
                                                       -----------
             TAIWAN (7.0%)
        266  Asustek Computer, Incorporated (144A)
               (GDR)                                         1,231***
     98,993  Asustek Computer, Incorporated (GDR)          457,843*
     20,874  Formosa Growth Fund, Limited                  305,804*
     26,000  Taiwan Semiconductor Manufacturing
               Company, Limited (ADR)                      630,240*
    285,965  Taiwan Semiconductor Manufacturing
               Company, Limited (Local Shares) (144A)      790,006**
                                                       -----------
             TOTAL TAIWAN (COST: $2,703,120)             2,185,124
                                                       -----------
             THAILAND (COST: $563,821) (1.8%)
    500,000  Bangkok Bank Public Company, Limited
               (Foreign)                                   552,516*
                                                       -----------
             TURKEY (2.2%)
  6,432,868  Akcansa Cimento, A.S.                          37,775
  6,925,929  Arcelik, A.S.                                  94,200
  2,048,261  Migros Turk, T.A.S.                           160,960
 13,323,149  Turkiye Is Bankasi, A.S., Series C            172,580
     19,302  Vestel Elektronik Sanayi, A.S. (GDR)           62,732
 37,015,906  Yapi Ve Kredi Bankasi, A.S.                   169,417*
                                                       -----------
             TOTAL TURKEY (COST: $1,152,123)               697,664
                                                       -----------
             VENEZUELA (COST: $145,506) (0.4%)
      4,800  Companhia Anonima Nacional Telefonos de
               Venezuela (ADR)                             109,968
                                                       -----------
             TOTAL COMMON STOCK (COST: $31,066,861)
               (86.0%)                                  26,748,685
                                                       -----------

             PREFERRED STOCK
             BRAZIL (5.8%)
 54,018,708  Banco Bradesco, S.A.                          309,701
  3,407,959  Banco Itau, S.A.                              275,564
  8,940,000  Centrais Electricas Brasileiras, S.A.
               (ELETROBRAS)                                140,696
     10,357  Companhia Vale do Rio Doce                    240,827
      7,741  Petroleo Brasileiro, S.A. (PETROBRAS)         188,839
     14,646  Tele Norte Leste Participacoes, S.A.
               (TELEMAR) (ADR)                             256,012
      4,272  Telecomunicacoes Brasileiras, S.A. (ADR)      218,897*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8

                                                                          [ICON]
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                                                                  APRIL 30, 2001

 NUMBER OF
  SHARES                                                  VALUE
-----------                                            -----------
             BRAZIL (CONTINUED)
      7,195  Uniao de Bancos Brasileiros, S.A.
               (UNIBANCO) (GDR)                        $   173,040
     28,558  Vale do Rio Doce                                   --
                                                       -----------
             TOTAL PREFERRED STOCK (COST: $2,049,912)
               (5.8%)                                    1,803,576
                                                       -----------
             TOTAL EQUITY SECURITIES (COST:
               $33,116,773) (91.8%)                     28,552,261
                                                       -----------

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS
-----------  ----------------------
$    90,107  Foreign Currency Call Accounts                 91,243
  2,182,715  Investors Bank & Trust Depository
               Reserve, 3.25%, due 05/01/01              2,182,715
                                                       -----------
             TOTAL SHORT-TERM INVESTMENTS (COST:
               $2,272,822) (7.3%)                        2,273,958
                                                       -----------
             TOTAL INVESTMENTS (COST: $35,389,595)
               (99.1%)                                  30,826,219
             EXCESS OF OTHER ASSETS OVER LIABILITIES
               (0.9%)                                      291,297
                                                       -----------
             NET ASSETS (100.0%)                       $31,117,516
                                                       ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  RESTRICTED SECURITY (NOTE 9).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
9

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Aerospace/Defense                                           0.8%
Banking & Financial Services                               14.4
Beverages, Food & Tobacco                                   7.6
Building Materials                                          0.6
Chemicals                                                   1.6
Commercial Services                                         2.1
Communications                                              7.4
Computer Services                                           3.9
Computer Software                                           0.7
Cosmetics & Personal Care                                   0.4
Electric Utilities                                          0.7
Electronics                                                 6.7
Energy & Oil Services                                       6.2
Home Construction, Furnishings & Appliances                 0.3
Industrial - Diversified                                    7.4
Insurance                                                   1.8
Investment Companies                                        1.0
Media - Broadcasting & Publishing                           1.1
Metals                                                      4.1
Mining                                                      3.9
Oil & Gas                                                   0.6
Pharmaceuticals                                             1.1
Radio Telephone Communications                              6.3
Retail                                                      1.8
Telegraph & Other Communications                            1.3
Telephone Communications, exc. Radio                        8.0
Short-Term Investments                                      7.3
                                                      ---------
  Total                                                    99.1%
                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10

TCW GALILEO EMERGING MARKETS INCOME FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   -----------
            ALGERIA (COST: $582,607) (1.4% OF NET
              ASSETS)
$  810,384  The People's Democratic Republic of
              Algeria, U.B.A.F. as Agent,
              Rescheduling Deed dated June 27, 1996,
              Tranche 3, Variable Rate based on Six
              Month LIBOR +0.8125%, due 2000-2010     $   648,308
                                                      -----------
            BRAZIL (7.6%)
 1,170,000  Republic of Brazil, 12.75%, due 01/15/20    1,066,162
 2,380,000  Republic of Brazil, 14.5%, due 10/15/09     2,516,850
                                                      -----------
            TOTAL BRAZIL (COST: $3,631,106)             3,583,012
                                                      -----------
            BULGARIA (3.4%)
 1,690,000  Republic of Bulgaria Discount Bonds,
              Series A, Variable Rate based on Six
              Month LIBOR +0.8125%, due 07/28/24        1,237,925
   480,000  Republic of Bulgaria Front Loaded
              Interest Reduction Bonds, Series A,
              2.75%, due 07/28/12                         361,200
                                                      -----------
            TOTAL BULGARIA (COST: $1,641,125)           1,599,125
                                                      -----------
            COLOMBIA (4.6%)
 1,370,000  Republic of Colombia, 8.7%, due 02/15/16    1,000,100
 1,180,000  Republic of Colombia, 9.75%, due
              04/09/11                                  1,168,200
                                                      -----------
            TOTAL COLOMBIA (COST: $2,174,870)           2,168,300
                                                      -----------
            CROATIA (COST: $286,769) (0.6%)
   313,409  Croatia Government National, Series A,
              Variable Rate based on Six Month LIBOR
              +0.8125%, due 07/31/10                      300,873
                                                      -----------
            DOMINICAN REPUBLIC (COST: $533,225)
              (1.1%)
   550,000  Tricom S.A., 11.375%, due 09/01/04            506,000
                                                      -----------
            ECUADOR (COST: $427,860) (0.8%)
   615,000  Republic of Ecuador, (144A), 12%, due
              11/15/12                                    378,225*
                                                      -----------
            HONG KONG (COST: $437,096) (1.0%)
   452,000  China Mobile, Limited, 2.25%, due
              11/03/05                                    455,390**
                                                      -----------
            INDIA (2.0%)
   485,000  India Tata Electric Company, 8.5%, due
              08/19/17                                    382,252
   620,000  Reliance Industries, Limited, 10.375%,
              due 06/24/16                                586,630
                                                      -----------
            TOTAL INDIA (COST: $989,956)                  968,882
                                                      -----------
            MALAYSIA (COST: $1,854,200) (4.2%)
 2,000,000  Malaysia Petronas, (144A), 7.75%, due
              08/15/15                                  1,986,020*
                                                      -----------
            MEXICO (11.9%)
 3,595,000  United Mexican States Global Bond,
              9.875%, due 02/01/10                      3,870,017
 1,535,000  United Mexican States Global Bond,
              11.375%, due 09/15/16                     1,794,415
                                                      -----------
            TOTAL MEXICO (COST: $5,411,657)             5,664,432
                                                      -----------
            PANAMA (COST: $998,223) (2.3%)
 1,065,000  Republic of Panama, 9.375%, due 04/01/29    1,078,312
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            PHILIPPINES (2.8%)
$  425,000  Ce Casecnan Water & Energy, Series A,
              11.45%, due 11/15/05                    $   361,250***
   620,000  Republic of Philippines, 9.875%, due
              03/16/10                                    578,150
   460,000  Republic of Philippines, 10.625%, due
              03/16/25                                    383,525
                                                      -----------
            TOTAL PHILIPPINES (COST: $1,329,631)        1,322,925
                                                      -----------
            POLAND (COST: $731,700) (1.1%)
   845,000  Netia Holdings B.V., 10.25%, due
              11/01/07                                    523,900
                                                      -----------
            RUSSIA (10.4%)
 4,525,000  Russian Federation, (144A), 2.5%, due
              03/31/30                                  1,895,975*
   820,000  Russian Federation, (144A), 12.75%, due
              06/24/28, Par Put 06/24/08                  732,506*
 2,580,000  Russian Federation, (Reg. S), 12.75%,
              due 06/24/28, Par Put 06/24/08            2,304,714*
                                                      -----------
            TOTAL RUSSIA (COST: $4,619,115)             4,933,195
                                                      -----------
            SOUTH AFRICA (COST: $764,125) (1.8%)
   825,000  Republic of South Africa, 9.125%, due
              05/19/09                                    863,198
                                                      -----------
            SOUTH KOREA (5.1%)
   550,000  Hanvit Bank, 11.75%, due 03/01/10             555,500
   100,000  Hanvit Bank, (144A), 11.75%, due
              06/02/00                                    101,000*
   700,000  Hyundai Motor Company, Limited, (144A),
              7.6%, due 07/15/07                          644,000*
   695,000  Korea Chohung Bank, 11.5%, due 04/01/10       695,000
   730,000  Korea Hyundai Semiconductor, 8.25%, due
              05/15/04                                    430,700
                                                      -----------
            TOTAL SOUTH KOREA (COST: $2,577,836)        2,426,200
                                                      -----------
            TURKEY (COST: $2,064,698) (3.9%)
 2,170,000  Republic of Turkey, 11.75%, due 06/15/10    1,866,200
                                                      -----------
            VENEZUELA (COST: $750,450) (1.7%)
   840,000  Republic of Venezuela, 13.625%, due
              08/15/18                                    819,000
                                                      -----------
            TOTAL FIXED INCOME SECURITIES (COST:
              $31,806,249) (67.7%)                     32,091,497
                                                      -----------

            SHORT-TERM INVESTMENTS (COST: $4,248,219) (8.9%)
            ------------------------------------------------
 4,248,219  Investors Bank & Trust Depository Reserve,
              3.25%, due 05/01/01                               4,248,219
                                                              -----------
            TOTAL INVESTMENTS (COST: $36,054,468) (76.6%)      36,339,716
            EXCESS OF OTHER ASSETS OVER LIABILITIES (23.4%)    11,088,677
                                                              -----------
            NET ASSETS (100.0%)                               $47,428,393
                                                              ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  RESTRICTED SECURITY (NOTE 9).
 **  NON-INCOME PRODUCING.
***  ILLIQUID SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
12

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2001

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Automotive                                                  1.4%
Banking & Financial Services                                2.8
Chemicals                                                   1.2
Electric Utilities                                          1.6
Electronics                                                 0.9
Government                                                 52.4
Oil & Gas                                                   4.2
Telecommunications                                          1.0
Telephone Communications, exc. Radio                        2.2
Short-Term Investments                                      8.9
                                                      ---------
  Total                                                    76.6%
                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
13

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
  SHARES    EQUITY SECURITIES                            VALUE
----------  -----------------                         -----------
            COMMON STOCK

            FINLAND (COST: $454,847) (4.4% OF NET
              ASSETS)
    36,217  Nokia OYJ                                 $ 1,246,149
                                                      -----------
            FRANCE (27.6%)
    17,501  Alcatel                                       569,580
    28,052  Alstom                                        808,487
     7,286  Axa, S.A.                                     859,343+
     3,736  Cap Gemini, S.A.                              539,702
    36,847  European Aeronautic Defense and Space
              Company                                     669,856*
     7,000  France Telecom, S.A.                          509,023
     2,399  Galaries Lafayette                            402,085*
     8,317  Lagardere Groupe                              483,096
     2,000  PSA Peugeot Citreon, S.A.                     570,922
    11,651  Renault, S.A.                                 598,746
    11,600  ST Microelectronics N.V.                      467,539
     5,951  Total Fina, S.A.                              886,594
    11,390  Vivendi Environment                           498,568+
                                                      -----------
            TOTAL FRANCE (COST: $7,417,878)             7,863,541
                                                      -----------
            GERMANY (17.0%)
     4,222  Altana AG                                     509,193
    12,888  Bayerische Hypo-Und Vereinsbank AG            713,174+
    18,740  Dresdner Bank AG                              853,367+
     5,126  Ergo Versicherungs Gruppe AG                  759,138
    10,341  Fresenius Medical Care AG                     770,313+
     4,663  SAP AG                                        740,605
     6,583  Siemans AG                                    484,538
                                                      -----------
            TOTAL GERMANY (COST: $4,972,785)            4,830,328
                                                      -----------
            GREAT BRITAIN (21.7%)
   193,321  British Airways, PLC (Ordinary Shares)        975,096
   153,534  Centrica, PLC                                 520,120
    27,499  GlaxoSmithKline, PLC                          726,763
    33,081  Prudential, PLC                               387,205
    46,406  Royal Bank of Scotland Group                1,075,054
   163,467  Tesco, PLC                                    584,762
   624,420  Vodafone Group, PLC                         1,896,417
                                                      -----------
            TOTAL GREAT BRITAIN (COST: $5,627,400)      6,165,417
                                                      -----------
            IRELAND (COST: $619,771) (3.5%)
    19,651  Elan Corporation, PLC (ADR)                   985,498+
                                                      -----------
            ISRAEL (COST: $488,895) (1.8%)
     9,760  Card-Guard Scientific Survival, Limited       511,908*
                                                      -----------
            ITALY (9.0%)
    67,133  Alleanza Assicurazioni                        851,092

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
14

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            ITALY (CONTINUED)
   213,429  Banca Intesa, S.P.A                       $   805,150+
   130,839  Eni, S.P.A.                                   896,316+
                                                      -----------
            TOTAL ITALY (COST: $2,677,006)              2,552,558
                                                      -----------
            NETHERLANDS (3.8%)
    19,362  ASM Lithography Holding, N.V.                 511,673*
     9,424  Royal Dutch Petroleum Company                 563,275
                                                      -----------
            TOTAL NETHERLANDS (COST: $905,131)          1,074,948
                                                      -----------
            SPAIN (COST: $588,312) (3.6%)
    61,365  Telefonica, S.A.                            1,038,305*
                                                      -----------
            TOTAL COMMON STOCK (COST: $23,752,025)
              (92.4%)                                  26,268,652
                                                      -----------

NUMBER OF
  RIGHTS
----------
            GERMANY (COST: $0) (0.8%)
     3,292  Siemens AG, Rights                            242,269
                                                      -----------
            TOTAL EQUITY SECURITIES (COST:
              $23,752,025) (93.2%)                     26,510,921
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$   64,325  Foreign Currency Call Accounts                 55,891
   539,867  American Express Co., 4.43%, due
              05/30/01                                    539,867**
   674,833  Bank of Nova Scotia, 5%, due 05/16/01         674,833**
   404,902  Den Danske, 4.563%, due 05/07/01              404,902**
   674,833  Dreyfus Money Market Fund, 4.752%, due
              05/01/01                                    674,833**
   300,560  Fleet National Bank, 4.768%, due
              10/31/01                                    300,560**
   526,998  General Motors Acceptance Corp., 4.76%,
              due 03/08/02                                526,998**
   134,967  Harris Bank Trust, 4.5%, due 05/11/01         134,967**
 1,719,661  Investors Bank & Trust Depository
              Reserve, 3.25%, due 05/01/01              1,719,661
   782,807  Merrimac Money Market Fund, 4.794%, due
              05/01/01                                    782,807**
   269,933  Royal Bank of Scotland, 4.531%, due
              05/07/01                                    269,933**
   539,867  Royal Bank of Scotland, 4.531%, due
              05/07/01                                    539,867**
   539,867  Royal Bank of Scotland, 5%, due 05/07/01      539,867**
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $7,173,420) (25.2%)                       7,164,986
                                                      -----------
            TOTAL INVESTMENTS (COST: $30,925,445)
              (118.4%)                                 33,675,907
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-18.4%)                                 (5,243,624)
                                                      -----------
            NET ASSETS (100.0%)                       $28,432,283
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
15

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Aerospace/Defense                                           2.4%
Airlines                                                    3.4
Automotive                                                  4.1
Banking & Financial Services                               12.1
Commercial Services                                         1.8
Communications                                              6.4
Computer Services                                           1.9
Computer Software & Services                                2.6
Electronics                                                 3.4
Food Retailers                                              2.1
Heavy Machinery                                             5.4
Industrial--Diversified                                     1.7
Insurance                                                  10.0
Medical Supplies                                            4.5
Oil & Gas                                                  10.1
Pharmaceuticals                                             7.8
Radio Telephone Communications                              6.7
Retail                                                      1.4
Telephone Communications, exc. Radio                        5.4
Short-Term Investments                                     25.2
                                                      ---------
    Total                                                 118.4%
                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

TCW GALILEO JAPANESE EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

NUMBER OF
 SHARES    COMMON STOCK                                 VALUE
---------  ------------                              -----------
           JAPAN (95.8% OF NET ASSETS)
  75,000   Asahi Bank, Limited                       $   208,772
  37,000   Daibiru Corporation                           255,689
     105   DDI Corporation                               423,976
      35   East Japan Railway Company                    194,854
   1,200   Fast Retailing Company, Limited               258,974
   7,000   Fuji Machine Manufacturing Company,
             Limited                                     180,693
  54,000   Hitachi, Limited                              523,483
   4,000   Honda Motor Company, Limited                  160,867
   8,000   Hoshiden Corporation                          205,859
   4,000   Ito-Yokado Company, Limited                   223,013
      35   Japan Tobacco, Inc.                           233,654
   6,000   Kao Corporation                               152,452
  15,000   Kirin Brewery Company, Limited                144,319
   2,200   Kyocera Corporation                           210,244
  20,000   Matsushita Electric Industrial Company,
             Limited                                     333,387
  21,420   Megane Top Company, Limited                   280,793
  20,000   Minebea Company, Limited                      156,983
  60,000   Mitsubishi Gas Chemical Company,
             Incorporated                                193,721
 120,000   Mitsubishi Materials Corporation              320,440
      20   Mitsubishi Tokyo Financial Group,
             Incorporated                                203,917*
  32,000   Mitsui Chemicals, Incorporated                161,838*
      60   Mizuho Holdings, Incorporated                 369,477*
  10,000   NEC Corporation                               182,473
  65,000   Nikko Securities Company                      552,274
     900   Nintendo Corporation, Limited                 144,926
     105   Nippon Telegraph & Telephone Corporation      666,977
  14,000   Nippon Thompson Company, Limited              115,893
      15   NTT Mobile Communication Network,
             Incorporated                                308,302
  35,000   Sekisui House, Limited                        301,060
   4,000   Shin-Etsu Chemical Company, Limited           160,544
  36,000   Sumitomo Bank, Limited                        336,171
  48,000   Sumitomo Corporation                          354,232
  29,000   Sumitomo Electric Industries, Limited         358,569
   3,000   Takeda Chemical Industries, Limited           144,684
  25,818   The Chrysalis Fund                          1,340,180
   1,700   Toho Company, Limited                         226,978
  10,000   Tokyo Electric Power Company,
             Incorporated                                238,712
  35,000   Toppan Printing Company, Limited              335,613
  32,000   Toshiba Corporation                           210,002
  17,100   Toyota Motor Corporation                      568,709
      60   UFJ Holdings, Incorporated                    431,623*
   6,000   Yamanouchi Pharmaceutical Company,
             Limited                                     166,046
                                                     -----------
           TOTAL COMMON STOCK (COST: $13,293,308)
             (95.8%)                                  12,541,373
                                                     -----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS (COST: $299,408) (2.6%)
---------  ----------------------------------------------
$299,408   Foreign Currency Call Accounts                       338,017
                                                            -----------
           TOTAL INVESTMENTS (COST: $13,592,716) (98.4%)     12,879,390
           EXCESS OF OTHER ASSETS OVER LIABILITIES (1.6%)       214,263
                                                            -----------
           NET ASSETS (100.0%)                              $13,093,653
                                                            ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
17

TCW GALILEO JAPANESE EQUITIES FUND
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Automotive                                                  5.6%
Banking & Financial Services                               16.1
Beverages, Food & Tobacco                                   2.9
Chemicals                                                   3.9
Commercial Services                                         5.3
Computer Services                                           1.4
Electric Utilities                                          1.8
Electrical Equipment                                        9.9
Electronics                                                 5.3
Entertainment & Leisure                                     2.8
Heavy Machinery                                             2.3
Home Construction, Furnishings & Appliances                 2.3
Household Products                                          1.2
Investment Companies                                       10.2
Metals                                                      2.4
Pharmaceuticals                                             2.4
Radio Telephone Communications                              2.4
Real Estate                                                 2.0
Retail                                                      3.8
Retailers                                                   2.0
Telephone Communications, exc. Radio                        8.3
Transportation                                              1.5
Short-Term Investments                                      2.6
                                                      ---------
  Total                                                    98.4%
                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

TCW GALILEO LATIN AMERICA EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2001

 NUMBER OF
  SHARES     EQUITY SECURITIES                           VALUE
-----------  -----------------                         ----------
             COMMON STOCK
             ARGENTINA (COST: $38,867) (2.0% OF NET
               ASSETS)
      2,133  Perez Companc, S.A. (ADR)                 $   32,635
                                                       ----------
             BRAZIL (15.1%)
        722  Brasil Telecom Participacoes, S.A. (ADR)      31,003
      1,630  Companhia Brasileira de Distribuicao
               Grupo Pao de Acucar (ADR)                   46,373
      3,175  Companhia de Bebidas das Americas (ADR)       77,470*
      1,545  Companhia Vale do Rio Doce (ADR)              35,844
      2,140  Petroleo Brasileiro, S.A. (PETROBRAS)
               (ADR)                                       57,780*
                                                       ----------
             TOTAL BRAZIL (COST: $272,014)                248,470
                                                       ----------
             CHILE (4.3%)
        835  Compania Cervecerias Unidas, S.A. (ADR)       20,290
      2,143  Compania de Telecomunicaciones de Chile,
               S.A., Series A (ADR)                        30,602*
      1,560  Embotelladora Andina, S.A., Series A
               (ADR)                                       20,826
                                                       ----------
             TOTAL CHILE (COST: $93,706)                   71,718
                                                       ----------
             MEXICO (47.0%)
      5,487  America Movil, S.A. de C.V. (ADR)            100,961*
      1,264  Cemex, S.A. de C.V. (ADR)                     29,287*
      1,305  Fomento Economico Mexicano, S.A. de
               C.V., Series B (ADR)                        49,851
     37,860  Grupo Financiero Banamex Accival, Class
               O                                           70,694
     27,295  Grupo Modelo, S.A. de C.V., Series C          74,829
      1,920  Grupo Televisa, S.A. de C.V. (GDR)            73,018*
      5,967  Telefonos de Mexico, S.A. de C.V. (ADR)      206,458
     77,097  Wal-mart de Mexico, S.A. de C.V., Series
               C                                          170,587*
                                                       ----------
             TOTAL MEXICO (COST: $743,722)                775,685
                                                       ----------
             TOTAL COMMON STOCK (COST: $1,148,309)
               (68.4%)                                  1,128,508
                                                       ----------

             PREFERRED STOCK
             BRAZIL (27.3%)
 13,021,754  Banco Bradesco, S.A.                          74,657
    771,000  Banco Itau, S.A.                              62,342
      2,428  Companhia Vale do Rio Doce                    56,457
      4,883  Petroleo Brasileiro, S.A. (PETROBRAS)        119,119
      3,737  Tele Norte Leste Participacoes, S.A.
               (TELEMAR) (ADR)                             65,323
        570  Telecomunicacoes Brasileiras, S.A. (ADR)      29,207*
      1,770  Uniao de Bancos Brasileiros, S.A.
               (UNIBANCO) (GDR)                            42,569
     72,842  Vale do Rio Doce                                  --
                                                       ----------
             TOTAL PREFERRED STOCK (COST: $437,709)
               (27.3%)                                    449,674
                                                       ----------
             TOTAL EQUITY SECURITIES (COST:
               $1,586,018) (95.7%)                      1,578,182
                                                       ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LATIN AMERICA EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT     SHORT-TERM INVESTMENTS (COST: $29,788) (1.8%)    VALUE
-----------  ---------------------------------------------  ----------
$    29,788  Investors Bank & Trust Depository Reserve,
               3.25%, due 05/01/01                          $   29,788
                                                            ----------
             TOTAL INVESTMENTS (COST: $1,615,806) (97.5%)    1,607,970
             EXCESS OF OTHER ASSETS OVER LIABILITIES
               (2.5%)                                           41,287
                                                            ----------
             NET ASSETS (100.0%)                            $1,649,257
                                                            ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2001

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Banking & Financial Services                               15.2%
Beverages, Food & Tobacco                                  17.6
Building Materials                                          1.8
Energy & Oil Services                                      10.7
Media - Broadcasting & Publishing                           4.4
Mining                                                      5.6
Oil & Gas                                                   2.0
Radio Telephone Communications                              6.1
Retail                                                     10.3
Telegraph & Other Communications                            5.8
Telephone Communications, exc. Radio                       16.2
Short-Term Investments                                      1.8
                                                      ---------
  Total                                                    97.5%
                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
21

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
  SHARES    EQUITY SECURITIES                            VALUE
----------  -----------------                         -----------
            COMMON STOCK
            AUSTRALIA (COST: $784,298) (1.8% OF NET
              ASSETS)
    95,000  News Corporation, Limited                 $   902,961
                                                      -----------
            FINLAND (COST: $929,218) (2.7%)
    40,145  Nokia OYJ                                   1,381,303
                                                      -----------
            FRANCE (17.7%)
    25,288  Alcatel                                       823,012
    47,155  Alstom                                      1,359,054
    66,937  European Aeronautic Defense and Space
              Company                                   1,216,874*
    19,300  France Telecom, S.A.                        1,403,450+
    21,947  Lagardere Groupe                            1,274,800
    26,885  Renault, S.A.                               1,381,622
    10,013  Total Fina, S.A.                            1,491,761
                                                      -----------
            TOTAL FRANCE (COST: $9,005,160)             8,950,573
                                                      -----------
            GERMANY (11.9%)
     9,997  Ergo Versicherungs Gruppe AG                1,480,512
    37,022  Fresenius Medical Care AG                   1,740,705
    11,603  SAP AG                                      1,842,858
    12,582  Siemans AG                                    926,091
                                                      -----------
            TOTAL GERMANY (COST: $6,536,890)            5,990,166
                                                      -----------
            GREAT BRITAIN (12.7%)
   261,879  British Airways, PLC (Ordinary Shares)      1,320,897
   342,175  Centrica, PLC                               1,159,171
    78,490  Royal Bank of Scotland Group                1,818,321
   700,175  Vodafone Group, PLC                         2,126,491
                                                      -----------
            TOTAL GREAT BRITAIN (COST: $6,290,832)      6,424,880
                                                      -----------
            HONG KONG (COST: $1,140,260) (2.3%)
   105,000  Cheung Kong Holdings, Limited               1,171,229
                                                      -----------
            IRELAND (COST: $1,293,884) (2.4%)
    23,705  Elan Corporation, PLC (ADR)                 1,188,806*+
                                                      -----------
            ITALY (8.6%)
   123,511  Alleanza Assicurazioni                      1,565,834
   406,296  Banca Intesa, S.P.A                         1,532,730+
   184,161  Eni, S.P.A.                                 1,261,600+
                                                      -----------
            TOTAL ITALY (COST: $4,671,216)              4,360,164
                                                      -----------
            JAPAN (24.5%)
     3,750  Aiful Corporation                             348,661
    35,000  Banyu Pharmaceutical Company, Limited         644,319
   165,000  Daiwa House Industry Company, Limited       1,327,156
       150  DDI Corporation                               605,681
   160,000  Hitachi, Limited                            1,551,060

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            JAPAN (CONTINUED)
    75,000  Matsushita Electric Industrial Company,
              Limited                                 $ 1,250,202
       240  Mizuho Holdings, Incorporated               1,477,909*
   150,000  Nikko Securities Company                    1,274,478
       240  Nippon Telegraph & Telephone Corporation    1,524,519
    60,000  Sumitomo Electric Industries, Limited         741,868
   170,000  Toppan Printing Company, Limited            1,630,118
                                                      -----------
            TOTAL JAPAN (COST: $11,564,604)            12,375,971
                                                      -----------
            MEXICO (COST: $372,869) (0.8%)
   171,200  Wal-mart de Mexico, S.A. de C.V., Series
              C                                           378,802*
                                                      -----------
            NETHERLANDS (COST: $969,719) (2.0%)
    37,750  ASM Lithography Holding, N.V.                 997,606*
                                                      -----------
            SINGAPORE (COST: $329,678) (0.6%)
    75,000  Overseas Union Bank, Limited                  292,341
                                                      -----------
            SOUTH KOREA (COST: $938,112) (2.0%)
    36,000  Korea Telecom Corporation (ADR)               994,680+
                                                      -----------
            SPAIN (COST: $1,434,671) (2.8%)
    83,000  Telefonica, S.A.                            1,404,372*
                                                      -----------
            TOTAL COMMON STOCK (COST: $46,261,411)
              (92.8%)                                  46,813,854
                                                      -----------

            PREFERRED STOCK
            BRAZIL (COST: $382,144) (0.6%)
     5,800  Telecomunicacoes Brasileiras, S.A. (ADR)      297,192*+
                                                      -----------

NUMBER OF
  RIGHTS
----------
            RIGHTS
            GERMANY (COST: $0) (0.9%)
     6,291  Siemens AG, Rights                            463,045
                                                      -----------
            TOTAL EQUITY SECURITIES (COST:
              $46,643,555) (94.3%)                     47,574,091
                                                      -----------

NUMBER OF
  SHARES    TCW GALILEO FUNDS (COST: $288,619) (0.6%)
----------  -----------------------------------------
   288,619  TCW Galileo Money Market Fund                  288,619
                                                       -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS                        VALUE
----------  ----------------------                     -----------
$  312,153  Foreign Currency Call Accounts             $   309,825
   584,861  American Express Co., 4.43%, due 05/30/01      584,861**
   731,076  Bank of Nova Scotia, 5%, due 05/16/01          731,076**
   438,649  Den Danske, 4.563%, due 05/07/01               438,649**
   731,075  Dreyfus Money Market Fund, 4.752%, due
              05/01/01                                     731,075**
   893,053  Fleet National Bank, 4.768%, due 10/31/01      893,053**
   146,215  Harris Bank Trust, 4.5%, due 05/11/01          146,215**
 1,501,111  Investors Bank & Trust Depository
              Reserve, 3.25%, due 05/01/01               1,501,111
   851,521  Merrimac Money Market Fund, 4.794%, due
              05/01/01                                     851,521**
   292,430  Royal Bank of Scotland, 4.531%, due
              05/07/01                                     292,430**
   584,860  Royal Bank of Scotland, 4.531%, due
              05/07/01                                     584,860**
   584,861  Royal Bank of Scotland, 5%, due 05/07/01       584,861**
                                                       -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $7,651,865) (15.2%)                        7,649,537
                                                       -----------
            TOTAL INVESTMENTS (COST: $54,584,039)
              (110.1%)                                  55,512,247
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-10.1%)                                  (5,070,907)
                                                       -----------
            NET ASSETS (100.0%)                        $50,441,340
                                                       ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

                                                                          [ICON]
--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2001

                                                    PERCENTAGE OF
INDUSTRY                                              NET ASSETS
--------------------------------------------------  --------------
Aerospace/Defense                                           2.4%
Airlines                                                    2.6
Automotive                                                  2.7
Banking & Financial Services                               13.4
Commercial Services                                         3.2
Communications                                              6.3
Computer Software & Services                                3.7
Electrical Equipment                                        4.5
Electronics                                                 4.5
Heavy Machinery                                             5.5
Home Construction, Furnishings & Appliances                 2.6
Industrial--Diversified                                     2.5
Insurance                                                   6.0
Investment Companies                                        0.6
Media--Broadcasting & Publishing                            1.8
Medical Supplies                                            3.5
Oil & Gas                                                   7.8
Pharmaceuticals                                             3.6
Radio Telephone Communications                              4.2
Real Estate                                                 2.3
Retail                                                      0.8
Telephone Communications, exc. Radio                       10.4
Short-Term Investments                                     15.2
                                                      ---------
  Total                                                   110.1%
                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
25

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2001

                                                TCW GALILEO   TCW GALILEO
                                 TCW GALILEO     EMERGING      EMERGING     TCW GALILEO
                                ASIA PACIFIC      MARKETS       MARKETS      EUROPEAN
                                EQUITIES FUND  EQUITIES FUND  INCOME FUND  EQUITIES FUND
                                -------------  -------------  -----------  -------------
                                              DOLLAR AMOUNTS IN THOUSANDS
                                               (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)      $   11,401     $   30,826    $   36,340    $   33,676
  Receivables for Securities
    Sold                                 --            243        10,010           517
  Interest and Dividends
    Receivable                           28            135           960            58
  Unrealized Appreciation of
    Forward Foreign Currency
    Contracts (Note 10)                  --             --           305            --
  Foreign Tax Reclaim
    Receivable                           --              1            --            36
  Deferred Organization Costs            --             --            --             2
                                 ----------     ----------    ----------    ----------
    Total Assets                     11,429         31,205        47,615        34,289
                                 ----------     ----------    ----------    ----------
LIABILITIES
  Distribution Payable                   --             --           100            --
  Payable for Securities
    Purchased                            --             --            --           402
  Payables Upon Return of
    Securities Loaned
    (Note 3)                            659             --            --         5,389
  Accrued Management Fees                 4             25            30            15
  Other Accrued Expenses                 47             62            57            51
                                 ----------     ----------    ----------    ----------
    Total Liabilities                   710             87           187         5,857
                                 ----------     ----------    ----------    ----------
NET ASSETS                       $   10,719     $   31,118    $   47,428    $   28,432
                                 ==========     ==========    ==========    ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                $    9,357     $   41,690    $   46,024    $   12,914
  Undistributed Net Realized
    Gain (Loss) on Investments
    and Foreign Currency              1,514         (6,610)          892        12,690
  Unrealized Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency                            212         (4,563)          590         2,751
  Undistributed Net Investment
    Income (Loss)                      (364)           601            --            77
  (Overdistributed) Net
    Investment Income                    --             --           (78)           --
                                 ----------     ----------    ----------    ----------
NET ASSETS                       $   10,719     $   31,118    $   47,428    $   28,432
                                 ==========     ==========    ==========    ==========
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class Shares     $   10,719     $   31,118    $   47,428    $   28,268
                                 ==========     ==========    ==========    ==========
  Advisory Class Shares          $       --     $       --    $       --    $      164
                                 ==========     ==========    ==========    ==========
CAPITAL SHARES OUTSTANDING:
  Institutional Class             1,420,959      4,235,274     5,898,092     2,421,684
                                 ==========     ==========    ==========    ==========
  Advisory Class                         --             --            --        14,174
                                 ==========     ==========    ==========    ==========
NET ASSET VALUE PER SHARE:
  Institutional Class            $     7.54     $     7.35    $     8.04    $    11.67
                                 ==========     ==========    ==========    ==========
  Advisory Class                 $       --     $       --    $       --    $    11.59
                                 ==========     ==========    ==========    ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND AND THE TCW GALILEO EUROPEAN EQUITIES FUND AT APRIL 30, 2001 WAS $11,189, $35,389, $36,055 AND $30,925, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2001

                                      TCW GALILEO    TCW GALILEO       TCW GALILEO
                                       JAPANESE     LATIN AMERICA  SELECT INTERNATIONAL
                                     EQUITIES FUND  EQUITIES FUND     EQUITIES FUND
                                     -------------  -------------  --------------------
                                                DOLLAR AMOUNTS IN THOUSANDS
                                                 (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value(1)            $   12,879      $  1,608          $   55,512
  Receivables for Securities Sold          1,211            64                 832
  Receivables for Fund Shares Sold             3            --                   2
  Interest and Dividends Receivable           36            31                 109
  Foreign Tax Reclaim Receivable               3            --                   6
  Deferred Organization Costs                  1            --                   3
                                      ----------      --------          ----------
    Total Assets                          14,133         1,703              56,464
                                      ----------      --------          ----------
LIABILITIES
  Payables for Securities Purchased          976            --                 117
  Payable Upon Return of Securities
    Loaned (Note 3)                           --            --               5,839
  Accrued Management Fees                      8             1                  27
  Other Accrued Expenses                      55            53                  40
                                      ----------      --------          ----------
    Total Liabilities                      1,039            54               6,023
                                      ----------      --------          ----------
NET ASSETS                            $   13,094      $  1,649          $   50,441
                                      ==========      ========          ==========
NET ASSETS CONSIST OF:
  Paid-in Capital                     $    9,692      $ 12,501          $   25,907
  Undistributed Net Realized Gain
    (Loss) on Investments and
    Foreign Currency                       4,727       (11,586)             16,790
  Unrealized Appreciation
    (Depreciation) on Investments
    and Foreign Currency                    (714)           (8)                928
  Undistributed Net Investment
    Income (Loss)                           (611)          742               6,816
                                      ----------      --------          ----------
NET ASSETS                            $   13,094      $  1,649          $   50,441
                                      ==========      ========          ==========
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class Shares          $   13,094      $  1,649          $   50,441
                                      ==========      ========          ==========
CAPITAL SHARES OUTSTANDING:
  Institutional Class                  1,277,826       156,122           4,474,745
                                      ==========      ========          ==========
NET ASSET VALUE PER SHARE:
  Institutional Class                 $    10.25      $  10.56          $    11.27
                                      ==========      ========          ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO JAPANESE EQUITIES FUND, THE TCW GALILEO LATIN AMERICA EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND AT APRIL 30, 2001 WAS $13,593, $1,616 AND $54,584, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2001

                                                TCW GALILEO   TCW GALILEO
                                 TCW GALILEO     EMERGING      EMERGING     TCW GALILEO
                                ASIA PACIFIC      MARKETS       MARKETS      EUROPEAN
                                EQUITIES FUND  EQUITIES FUND  INCOME FUND  EQUITIES FUND
                                -------------  -------------  -----------  -------------
                                              DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                     $ 102         $   392       $   --        $   137
  Interest                             14              41        4,326             65
                                    -----         -------       ------        -------
    Total                             116             433        4,326            202
                                    -----         -------       ------        -------
EXPENSES:
  Management Fees                      59             168          302            185
  Accounting Service Fees              17              18           17             20
  Administration Fees                  12              12           14             14
  Transfer Agent Fees:
    Institutional Class                23              23           24             22
    Advisory Class                     --              --           --             11
  Custodian Fees                        9              21           23             20
  Professional Fees                    11              11           13             13
  Directors' Fees & Expenses            4               4            4              4
  Registration Fees:
    Institutional Class                 2               2            2              3
    Advisory Class                     --              --           --              3
  Amortization of Deferred
    Organization Costs                 --              --           --              1
  Other                                 7              18           14             10
                                    -----         -------       ------        -------
    Total                             144             277          413            306
    Less Expenses Borne by
      Investment Advisor               13              --           --             13
                                    -----         -------       ------        -------
      Net Expenses                    131             277          413            293
                                    -----         -------       ------        -------
  Net Investment Income (Loss)        (15)            156        3,913            (91)
                                    -----         -------       ------        -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                      (211)         (1,822)       1,281         (5,734)
    Foreign Currency                   (5)            (33)         (48)           231
  Change in Unrealized
    Appreciation
    (Depreciation) on:
    Investments                      (218)            248         (317)          (920)
    Foreign Currency                   --              --           29             41
                                    -----         -------       ------        -------
  Net Realized and Unrealized
    Gain (Loss) on Investments
    and Foreign Currency
    Transactions                     (434)         (1,607)         945         (6,382)
                                    -----         -------       ------        -------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                        $(449)        $(1,451)      $4,858        $(6,473)
                                    =====         =======       ======        =======

(1) NET OF FOREIGN TAXES WITHHELD OF THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND AND THE TCW GALILEO EUROPEAN EQUITIES FUND AT APRIL 30, 2001 WAS $10, $21 AND $13, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2001

                                      TCW GALILEO    TCW GALILEO       TCW GALILEO
                                       JAPANESE     LATIN AMERICA  SELECT INTERNATIONAL
                                     EQUITIES FUND  EQUITIES FUND     EQUITIES FUND
                                     -------------  -------------  --------------------
                                                DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)                         $    41         $  53            $  3,440
  Interest                                  593             2                  60
                                        -------         -----            --------
    Total                                   634            55               3,500
                                        -------         -----            --------
EXPENSES:
  Management Fees                            94            12                  53
  Accounting Service Fees                    17            17                   7
  Administration Fees                        12            12                  12
  Transfer Agent Fees                        20            23                  23
  Custodian Fees                             16             5                  --
  Professional Fees                          11            10                  12
  Directors' Fees & Expenses                  4             4                   4
  Registration Fees                           3             2                   1
  Amortization of Deferred
    Organization Costs                        1            --                   1
  Other                                       9            10                   9
                                        -------         -----            --------
    Total                                   187            95                 122
    Less Expenses Borne by
      Investment Advisor                      1            74                  --
                                        -------         -----            --------
      Net Expenses                          186            21                 122
                                        -------         -----            --------
  Net Investment Income                     448            34               3,378
                                        -------         -----            --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                          (4,326)         (150)              3,418
    Foreign Currency                       (320)           (1)               (478)
  Change in Unrealized Appreciation
    (Depreciation) on:
    Investments                            (276)          (17)            (10,860)
    Foreign Currency                         14            --                  (3)
                                        -------         -----            --------
  Net Realized and Unrealized
    (Loss) on Investments and
    Foreign Currency Transactions        (4,908)         (168)             (7,923)
                                        -------         -----            --------
(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                       $(4,460)        $(134)           $ (4,545)
                                        =======         =====            ========

(1) NET OF FOREIGN TAXES WITHHELD OF THE TCW GALILEO JAPANESE EQUITIES FUND, THE TCW GALILEO LATIN AMERICA EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND AT APRIL 30, 2001 WAS $7, $1 AND $19, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO               TCW GALILEO
                                      ASIA PACIFIC            EMERGING MARKETS
                                     EQUITIES FUND             EQUITIES FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2001      OCTOBER 31,     2001      OCTOBER 31,
                                (UNAUDITED)     2000      (UNAUDITED)     2000
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)    $   (15)    $   (107)     $   156      $    45
  Net Realized Gain (Loss) on
    Investments and Foreign
    Currency Transactions            (216)       4,855       (1,855)       6,976
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                      (218)      (3,650)         248       (8,745)
                                  -------     --------      -------      -------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                       (449)       1,098       (1,451)      (1,724)
                                  -------     --------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Realized Gain                    (422)          --           --           --
                                  -------     --------      -------      -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)                         (1,268)     (10,310)      (2,837)      10,539
                                  -------     --------      -------      -------
  Increase (Decrease) in Net
    Assets                         (2,139)      (9,212)      (4,288)       8,815
NET ASSETS
  Beginning of Period              12,858       22,070       35,406       26,591
                                  -------     --------      -------      -------
  End of Period                   $10,719     $ 12,858      $31,118      $35,406
                                  =======     ========      =======      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO               TCW GALILEO
                                    EMERGING MARKETS              EUROPEAN
                                      INCOME FUND              EQUITIES FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2001      OCTOBER 31,     2001      OCTOBER 31,
                                (UNAUDITED)     2000      (UNAUDITED)     2000
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)   $  3,913     $ 10,672     $    (91)    $    (66)
  Net Realized Gain (Loss) on
    Investments and Foreign
    Currency Transactions           1,233        5,155       (5,503)      21,212
  Change in Unrealized
    (Depreciation) on
    Investments and Foreign
    Currency Transactions            (288)      (2,221)        (879)      (9,435)
                                 --------     --------     --------     --------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                      4,858       13,606       (6,473)      11,711
                                 --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    Institutional Class            (4,213)     (10,533)          --         (365)
  Distributions from Net
    Realized Gain:
    Institutional Class              (911)          --       (4,010)      (4,010)
    Advisory Class                     --           --          (15)          (6)
                                 --------     --------     --------     --------
  Total Distributions to
    Shareholders                   (5,124)     (10,533)      (4,025)      (4,381)
                                 --------     --------     --------     --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  Institutional Class             (63,267)      26,775      (26,321)     (37,800)
  Advisory Class                       --           --          (20)         103
                                 --------     --------     --------     --------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions    (63,267)      26,775      (26,341)     (37,697)
                                 --------     --------     --------     --------
  Increase (Decrease) in Net
    Assets                        (63,533)      29,848      (36,839)     (30,367)
NET ASSETS
  Beginning of Period             110,961       81,113       65,271       95,638
                                 --------     --------     --------     --------
  End of Period                  $ 47,428     $110,961     $ 28,432     $ 65,271
                                 ========     ========     ========     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO               TCW GALILEO
                                        JAPANESE               LATIN AMERICA
                                     EQUITIES FUND             EQUITIES FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2001      OCTOBER 31,     2001      OCTOBER 31,
                                (UNAUDITED)     2000      (UNAUDITED)     2000
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)   $    448     $   (325)     $    34      $   (14)
  Net Realized Gain (Loss) on
    Investments and Foreign
    Currency Transactions          (4,646)      13,093         (151)         950
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments and Foreign
    Currency Transactions            (262)     (10,078)         (17)         288
                                 --------     --------      -------      -------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                     (4,460)       2,690         (134)       1,224
                                 --------     --------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income                (321)        (195)          --           --
  Distributions from Net
    Realized Gain                  (4,474)     (10,225)          --           --
                                 --------     --------      -------      -------
  Total Distributions to
    Shareholders                   (4,795)     (10,420)          --           --
                                 --------     --------      -------      -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)                        (18,824)     (28,072)      (1,332)      (6,048)
                                 --------     --------      -------      -------
  (Decrease) in Net Assets        (28,079)     (35,802)      (1,466)      (4,824)
NET ASSETS
  Beginning of Period              41,173       76,975        3,115        7,939
                                 --------     --------      -------      -------
  End of Period                  $ 13,094     $ 41,173      $ 1,649      $ 3,115
                                 ========     ========      =======      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                                TCW GALILEO
                                            SELECT INTERNATIONAL
                                               EQUITIES FUND
                                          ------------------------
                                          SIX MONTHS
                                             ENDED
                                           APRIL 30,   YEAR ENDED
                                             2001      OCTOBER 31,
                                          (UNAUDITED)     2000
                                          -----------  -----------
                                             DOLLAR AMOUNTS IN
                                                 THOUSANDS
OPERATIONS
  Net Investment Income                    $  3,378     $  7,234
  Net Realized Gain on Investments and
    Foreign Currency Transactions             2,940       15,993
  Change in Unrealized (Depreciation) on
    Investments and Foreign Currency
    Transactions                            (10,863)      (9,871)
                                           --------     --------
  Increase (Decrease) in Net Assets
    Resulting from Operations                (4,545)      13,356
                                           --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment
    Income                                   (5,554)          --
  Distributions from Net Realized Gain           --       (4,533)
                                           --------     --------
  Total Distributions to Shareholders        (5,554)      (4,533)
                                           --------     --------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)      13,631      (74,250)
                                           --------     --------
  Increase (Decrease) in Net Assets           3,532      (65,427)
NET ASSETS
  Beginning of Period                        46,909      112,336
                                           --------     --------
  End of Period                            $ 50,441     $ 46,909
                                           ========     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33
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TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 26 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

U.S. EQUITIES

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
CONVERTIBLE SECURITIES FUND
TCW Galileo Convertible Securities Fund             Seeks high total return from current income and
                                                    capital appreciation through investment principal-
                                                    ly in convertible securities.
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Aggressive Growth Equities Fund         Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    medium capitalization companies.
TCW Galileo Earnings Momentum Fund                  Seeks capital appreciation by investing primarily
                                                    in publicly traded equity securities of companies
                                                    experiencing or expected to experience accelerat-
                                                    ing earnings growth.
TCW Galileo Focused Large Cap Value Fund            Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of large
                                                    capitalization companies.
TCW Galileo Growth Insights Fund                    Seeks long-term capital appreciation by investing
                                                    in equity securities issued by companies that are
                                                    believed to have superior growth prospects.
TCW Galileo Health Sciences Fund                    Seeks long-term capital appreciation by investing
                                                    in equity securities of companies principally en-
                                                    gaged in development, production or distribution
                                                    of products or services relating to "health sci-
                                                    ences."
TCW Galileo Large Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization U.S. companies with above av-
                                                    erage earnings prospects.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED U.S. EQUITY FUNDS
TCW Galileo Large Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization companies.
TCW Galileo Select Equities Fund                    Emphasizes capital appreciation and preservation
                                                    with focus on long-term results.
TCW Galileo Small Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization growth companies.
TCW Galileo Small Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    smaller capitalization value companies.
TCW Galileo Technology Fund                         Seeks long-term capital appreciation by investing
                                                    in equity securities of companies with superior
                                                    earnings growth prospects engaged in technology,
                                                    telecommunications and information industries.
TCW Galileo Value Opportunities Fund                Seeks capital appreciation by investing in
                                                    publicly traded equity securities issued by small
                                                    and medium companies with market capitalization at
                                                    the time of purchase between $500 million and $5
                                                    billion.

U.S. FIXED INCOME
TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
TCW Galileo Money Market Fund                       Seeks current income, preservation of capital and
                                                    liquidity by investing in short-term money market
                                                    securities.
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Core Fixed Income Fund                  Seeks capital appreciation and income by invest-
                                                    ing principally in core fixed income securities
                                                    emphasizing high quality and liquid investments.
TCW Galileo Flexible Income Fund                    Seeks to maximize current income and provide
                                                    potential for capital appreciation by investing in
                                                    high yield/below investment grade bonds and con-
                                                    vertible securities.
TCW Galileo High Yield Bond Fund                    Seeks high current income by investing principally
                                                    in high yield fixed income securities.
TCW Galileo Mortgage-Backed Securities Fund         Seeks income by investing primarily in short-term
                                                    mortgage-backed securities.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 1 -- ORGANIZATION (CONTINUED)

TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
DIVERSIFIED FIXED INCOME FUNDS
TCW Galileo Total Return Mortgage-Backed            Seeks income by investing primarily in long-term
  Securities Fund                                   mortgage-backed securities.

INTERNATIONAL
TCW GALILEO FUND                                                   INVESTMENT OBJECTIVE
----------------                                    --------------------------------------------------
NON-DIVERSIFIED INTERNATIONAL EQUITY FUNDS
TCW Galileo Asia Pacific Equities Fund              Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of companies in the
                                                    Asia Pacific region.
TCW Galileo Emerging Markets Equities Fund          Seeks long-term capital appreciation by investing
                                                    in equity securities of companies in emerging mar-
                                                    ket countries around the world.
TCW Galileo European Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in the securities of issuers located in
                                                    Europe.
TCW Galileo Japanese Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in Japanese equity securities.
TCW Galileo Latin America Equities Fund             Seeks long-term capital appreciation by investing
                                                    primarily in Latin American equity securities.
TCW Galileo Select International Equities Fund      Seeks long-term capital appreciation by investing
  (formerly TCW Galileo International Equities      in equity securities of non-U.S. companies in both
  Fund)                                             developed and emerging market countries around the
                                                    world.
NON-DIVERSIFIED FIXED INCOME FUND
TCW Galileo Emerging Markets Income Fund            Seeks high total return from capital appreciation
                                                    and current income by investing in debt securities
                                                    issued or guaranteed by companies, financial
                                                    institutions, and government entities in emerging
                                                    market countries.

Ten TCW Galileo Funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Value Opportunities Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares, Institutional
Class ("I") shares and Advisory Class ("N") shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

Effective November 1, 2000, the TCW Galileo Value Opportunities Fund began offering Advisory Class shares. Also, the TCW Galileo Technology Fund commenced operations on November 1, 2000 offering Advisory Class shares.

The TCW Galileo Flexible Income Fund, the TCW Galileo Growth Insights Fund, the TCW Galileo Health Sciences Fund and the TCW Galileo Focused Large Cap Value Fund commenced operations on November 1, 2000, December 1, 2000, December 1, 2000 and March 1, 2001, respectively, as new TCW Galileo Funds, offering Advisory Class shares which are currently not available to the general public.

Effective March 1, 2001, the TCW Galileo International Equities Fund changed its name and investment objective. TCW Galileo Select International Equities Fund invests in equity securities of non-U.S. companies in both developed and emerging market countries around the world. Previously, the Fund invested primarily in underlying TCW Galileo Funds.

On February 21, 2001, the Funds' Board of Directors approved a merger of TCW Galileo Latin America Equities Fund into TCW Galileo Emerging Markets Equities Fund. Such merger is subject to approval of each Fund's shareholders.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.
Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification. The TCW Galileo Emerging Markets Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method. Premiums on securities purchased are not amortized.

ADOPTION OF NEW ACCOUNTING PRINCIPLE: The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective November 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no
37

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

impact on the total net assets of the Funds. The impact of this accounting change has not been determined but will result in a decrease to cost of securities and a corresponding increase in net unrealized appreciation/depreciation, based on securities held as of April 30, 2001.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 10).

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2001.

DEFERRED ORGANIZATION COSTS: Organization cost of $10,000 per Fund for the TCW Galileo Asia Pacific Equities Fund and the TCW Galileo Emerging Markets Equities Fund and $50,000 for the TCW Galileo Latin America Equities Fund have been completely amortized. Organizational
38

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001
costs of approximately $7,000, $9,000 and $7,000 for the TCW Galileo European Equities Fund, TCW Galileo Select International Equities Fund and the TCW Galileo Japanese Equities Fund, respectively, have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations. Organizational costs for the TCW Galileo Emerging Markets Income Fund were de minimus and therefore, were not deferred. Those costs were expensed as incurred.

Upon formation of the Funds, the Company sold and issued to the Advisor 10,008 shares of common stock (one share each of the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund, and 2,000 shares of the TCW Galileo Latin America Equities Fund, collectively the "Initial Shares"). In the event the Advisor redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to that classes operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: The TCW Galileo Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other Funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2001:

                                      MARKET VALUE OF                       SECURITIES
                                     LOANED SECURITIES  COLLATERAL VALUE  LENDING INCOME*
                                     -----------------  ----------------  ---------------
TCW Galileo Asia Pacific Equities
  Fund                                   $  624,840        $  658,500         $  376
TCW Galileo European Equities Fund        5,093,843         5,389,434          9,102
TCW Galileo Select International
  Equities Fund                           5,500,075         5,838,601          7,075

  *  NET OF BROKERS FEES.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 2001 net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                 TCW GALILEO      TCW GALILEO       TCW GALILEO      TCW GALILEO
                                ASIA PACIFIC   EMERGING MARKETS   EMERGING MARKETS    EUROPEAN
                                EQUITIES FUND    EQUITIES FUND      INCOME FUND     EQUITIES FUND
                                -------------  -----------------  ----------------  -------------
Unrealized Appreciation            $ 1,220          $ 1,624           $ 1,198          $ 4,112
Unrealized (Depreciation)           (1,008)          (6,187)             (913)          (1,361)
                                   -------          -------           -------          -------
Net Unrealized Appreciation
  (Depreciation)                   $   212          $(4,563)          $   285          $ 2,751
                                   =======          =======           =======          =======
Cost of Investments for
  Federal Income Tax Purposes      $11,189          $35,389           $36,055          $30,925
                                   =======          =======           =======          =======

                                                                    TCW GALILEO
                                 TCW GALILEO      TCW GALILEO          SELECT
                                  JAPANESE       LATIN AMERICA     INTERNATIONAL
                                EQUITIES FUND    EQUITIES FUND     EQUITIES FUND
                                -------------  -----------------  ----------------
Unrealized Appreciation            $   573          $   124           $ 2,859
Unrealized (Depreciation)           (1,287)            (132)           (1,931)
                                   -------          -------           -------
Net Unrealized Appreciation
  (Depreciation)                   $  (714)         $    (8)          $   928
                                   =======          =======           =======
Cost of Investments for
  Federal Income Tax Purposes      $13,593          $ 1,616           $54,584
                                   =======          =======           =======

                                                                          [ICON]
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                                                                  APRIL 30, 2001

At April 30, 2001 the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                         EXPIRING IN
                                ------------------------------
                                 2003    2004    2006    2007
                                ------  ------  ------  ------
TCW Galileo Emerging Markets
  Equities Fund                 $   --  $   --  $3,399  $   --
TCW Galileo Latin America
  Equities Fund                  5,698   3,423      --   1,259

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Asia Pacific Equities Fund               1.00%
TCW Galileo Emerging Markets Equities Fund           1.00%
TCW Galileo Emerging Markets Income Fund             0.75%
TCW Galileo European Equities Fund                   0.75%
TCW Galileo Japanese Equities Fund                   0.75%
TCW Galileo Latin America Equities Fund              1.00%
TCW Galileo Select International Equities Fund       0.75%

The ordinary operating expenses for the following Funds (each share class) are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At April 30, 2001, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each Fund were:

TCW Galileo Asia Pacific Equities Fund               2.21%
TCW Galileo Emerging Markets Equities Fund           2.26%
TCW Galileo Emerging Markets Income Fund             1.50%
TCW Galileo European Equities Fund                   1.82%
TCW Galileo Japanese Equities Fund                   1.69%
TCW Galileo Select International Equities Fund       2.24%

For the TCW Galileo Latin America Equities Fund, the investment advisor has agreed to limit the operating expenses of the Fund to 1.75% of the daily net asset.

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2001 were as follows (amounts in thousands):

                                 TCW GALILEO      TCW GALILEO       TCW GALILEO      TCW GALILEO
                                ASIA PACIFIC   EMERGING MARKETS   EMERGING MARKETS    EUROPEAN
                                EQUITIES FUND    EQUITIES FUND      INCOME FUND     EQUITIES FUND
                                -------------  -----------------  ----------------  -------------
Purchases at Cost                  $ 1,793          $3,445            $ 21,762         $23,281
                                   =======          ======            ========         =======
Sales Proceeds                     $ 4,155          $6,939            $(93,322)        $54,339
                                   =======          ======            ========         =======

                                                                    TCW GALILEO
                                 TCW GALILEO      TCW GALILEO          SELECT
                                  JAPANESE       LATIN AMERICA     INTERNATIONAL
                                EQUITIES FUND    EQUITIES FUND     EQUITIES FUND
                                -------------  -----------------  ----------------
Purchases at Cost                  $10,119          $  108            $ 69,427
                                   =======          ======            ========
Sales Proceeds                     $30,619          $1,410            $ 53,012
                                   =======          ======            ========

There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 2001.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

TCW GALILEO ASIA PACIFIC
EQUITIES FUND                        SIX MONTHS ENDED
                                      APRIL 30, 2001                 YEAR ENDED
                                       (UNAUDITED)                OCTOBER 31, 2000
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                         19,239     $    139         344,125      $   3,603
Shares Issued upon
  Reinvestment of Dividends         53,663          410              --              5
Shares Redeemed                   (227,968)      (1,817)     (1,403,946)       (13,918)
                                ----------     --------      ----------      ---------
Net (Decrease)                    (155,066)    $ (1,268)     (1,059,821)     $ (10,310)
                                ==========     ========      ==========      =========

TCW GALILEO EMERGING MARKETS
EQUITIES FUND                        SIX MONTHS ENDED
                                      APRIL 30, 2001                 YEAR ENDED
                                       (UNAUDITED)                OCTOBER 31, 2000
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                      1,325,728     $ 10,003       4,335,428      $  40,556
Shares Redeemed                 (1,741,601)     (12,840)     (3,061,062)       (30,017)
                                ----------     --------      ----------      ---------
Net Increase (Decrease)           (415,873)    $ (2,837)      1,274,366      $  10,539
                                ==========     ========      ==========      =========

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

TCW GALILEO EMERGING MARKETS
INCOME FUND                          SIX MONTHS ENDED
                                      APRIL 30, 2001                 YEAR ENDED
                                       (UNAUDITED)                OCTOBER 31, 2000
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                        289,784     $  2,322       5,824,085      $  48,472
Shares Issued upon
  Reinvestment of Dividends        607,127        4,943       1,033,847          8,567
Shares Redeemed                 (8,620,746)     (70,532)     (3,583,893)       (30,264)
                                ----------     --------      ----------      ---------
Net Increase (Decrease)         (7,723,835)    $(63,267)      3,274,039      $  26,775
                                ==========     ========      ==========      =========

TCW GALILEO EUROPEAN
EQUITIES FUND                        SIX MONTHS ENDED
INSTITUTIONAL CLASS                   APRIL 30, 2001                 YEAR ENDED
                                       (UNAUDITED)                OCTOBER 31, 2000
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                        659,359     $  8,394       4,648,648      $  73,476
Shares Issued upon
  Reinvestment of Dividends        267,959        3,388         306,031          4,354
Shares Redeemed                 (3,173,124)     (38,103)     (7,573,232)      (115,630)
                                ----------     --------      ----------      ---------
Net (Decrease)                  (2,245,806)    $(26,321)     (2,618,553)     $ (37,800)
                                ==========     ========      ==========      =========

TCW GALILEO EUROPEAN
EQUITIES FUND                        SIX MONTHS ENDED
ADVISORY CLASS                        APRIL 30, 2001                 YEAR ENDED
                                       (UNAUDITED)                OCTOBER 31, 2000
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                         24,650     $    280          22,574      $     362
Shares Issued upon
  Reinvestment of Dividends          1,170           15             474              7
Shares Redeemed                    (27,221)        (315)        (18,812)          (266)
                                ----------     --------      ----------      ---------
Net Increase (Decrease)             (1,401)    $    (20)          4,236      $     103
                                ==========     ========      ==========      =========

TCW GALILEO JAPANESE
EQUITIES FUND                        SIX MONTHS ENDED
                                      APRIL 30, 2001                 YEAR ENDED
                                       (UNAUDITED)                OCTOBER 31, 2000
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                        500,048     $  5,960       2,063,831      $  31,954
Shares Issued upon
  Reinvestment of Dividends        218,617        2,456         556,315          7,910
Shares Redeemed                 (2,516,800)     (27,240)     (4,580,910)       (67,936)
                                ----------     --------      ----------      ---------
Net (Decrease)                  (1,798,135)    $(18,824)     (1,960,764)     $ (28,072)
                                ==========     ========      ==========      =========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO LATIN AMERICA
EQUITIES FUND                        SIX MONTHS ENDED
                                      APRIL 30, 2001                 YEAR ENDED
                                       (UNAUDITED)                OCTOBER 31, 2000
                                --------------------------  -----------------------------
                                                AMOUNT                         AMOUNT
                                  SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                ----------  --------------  -------------  --------------
Shares Sold                             --     $     --          92,291      $   1,298
Shares Redeemed                   (124,200)      (1,332)       (659,042)        (7,346)
                                ----------     --------      ----------      ---------
Net (Decrease)                    (124,200)    $ (1,332)       (566,751)     $  (6,048)
                                ==========     ========      ==========      =========

TCW GALILEO SELECT INTERNATIONAL
EQUITIES FUND                          SIX MONTHS ENDED
                                        APRIL 30, 2001                 YEAR ENDED
                                         (UNAUDITED)                OCTOBER 31, 2000
                                  --------------------------  -----------------------------
                                                  AMOUNT                         AMOUNT
                                    SHARES    (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                  ----------  --------------  -------------  --------------
Shares Sold                        2,760,025     $ 32,082       1,254,687      $  20,066
Shares Issued upon Reinvestment
  of Dividends                       363,793        4,427         306,555          4,503
Shares Redeemed                   (1,940,140)     (22,878)     (6,484,929)       (98,819)
                                  ----------     --------      ----------      ---------
Net Increase (Decrease)            1,183,678     $ 13,631      (4,923,687)     $ (74,250)
                                  ==========     ========      ==========      =========

NOTE 9 -- RESTRICTED SECURITIES

The following restricted securities held by the Funds as of April 30, 2001, were valued both at the date of acquisition and April 30, 2001, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO ASIA PACIFIC EQUITIES FUND:

NUMBER OF                                         DATE OF
 SHARES    INVESTMENT                           ACQUISITION   COST
---------  -----------------------------------  -----------  ------
    287    Asustek Computer, Incorporated         02/10/99   $1,083
           (144A) (GDR) (Taiwan)

The total value of restricted securities is $1,327 which represents less than 0.1% of the Fund's net assets at April 30, 2001.

TCW GALILEO EMERGING MARKETS EQUITIES FUND:

NUMBER OF                                         DATE OF
 SHARES    INVESTMENT                           ACQUISITION    COST
---------  -----------------------------------  -----------  --------
     266   Asustek Computer, Incorporated         11/10/98   $    983
           (144A) (GDR) (Taiwan)
 285,965   Taiwan Semiconductor Manufacturing     11/30/99    794,839
           Company, Limited (Local Shares)
           (144A) (Taiwan)
  15,965   Telekomunikacja Polska, S.A. (144A)    11/09/98     70,885
           (GDR) (Poland)

The total value of restricted securities is $877,049 which represents 2.8% of net assets of the Fund at April 30, 2001.
44

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2001

TCW GALILEO EMERGING MARKETS INCOME FUND:

PRINCIPAL                                          DATE OF
  AMOUNT    INVESTMENT                           ACQUISITION     COST
----------  -----------------------------------  -----------  ----------
$  425,000  Ce Casecnan Water & Energy, Series     10/30/98   $  380,069*
            A, 11.45%, due 11/15/05
            (Philippines)
   100,000  Hanvit Bank, (144A), 11.75%, due       06/02/00       95,750
            06/02/00 (South Korea)
   700,000  Hyundai Motor Company, Limited,        01/19/01      627,680
            (144A), 7.6%, due 07/15/07 (South
            Korea)
 2,000,000  Malaysia Petronas, (144A), 7.75%,      11/01/00    1,854,200
            due 08/15/15 (Malaysia)
   615,000  Republic of Ecuador, (144A), 12%,      03/16/01      427,860
            due 11/15/12 (Ecuador)
 4,525,000  Russian Federation, (144A), 2.5%,      03/14/01    1,809,063
            due 03/31/30 (Russia)
   820,000  Russian Federation, (144A), 12.75%,    07/23/98      727,340
            due 06/24/28, Par Put 06/24/08,
            (Russia)
 2,580,000  Russian Federation, (Reg. S),          07/23/98    2,082,713
            12.75%, due 06/24/28, Par Put
            06/24/08, (Russia)

  *  ILLIQUID SECURITY.

The total value of restricted securities is $8,403,690 which represents 17.7% of net assets of the Fund at April 30, 2001.

NOTE 10 -- FORWARD FOREIGN CURRENCY CONTRACTS

The Fund listed below invested in forward foreign currency contracts during the six months ended April 30, 2001. The contracts are used for the purpose of hedging against foreign exchange risk arising from the Fund's investment in foreign securities. These contracts are "marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is closed. There were no realized gains or losses recorded in the financial statements for the six months ended April 30, 2001. A forward contract is extinguished through a sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding as of April 30, 2001:

TCW GALILEO EMERGING MARKETS INCOME FUND:

                                                                UNREALIZED
                                                               APPRECIATION
EXPIRATION                                       IN EXCHANGE  (DEPRECIATION)
   DATE     CONTRACTS TO BUY OR SELL             FOR U.S. $    ON CONTRACTS
----------  -----------------------------------  -----------  --------------
08/03/2001  Euro Dollar 1,300,000                $1,154,204      $ (2,744)
08/03/2001  Euro Dollar 1,300,000                 1,459,250       307,789
                                                                 --------
            Total Unrealized Appreciation                        $305,045
                                                                 ========

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS
                                     ENDED                               YEAR ENDED OCTOBER 31,
                                APRIL 30, 2001       ---------------------------------------------------------------
                                  (UNAUDITED)           2000           1999          1998         1997       1996
                                ---------------      -----------    -----------    ---------    ---------  ---------
Net Asset Value per Share,
  Beginning of Period               $  8.16            $  8.37        $  5.09       $ 7.37       $  9.61    $  8.67
                                    -------            -------        -------       ------       -------    -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)          (0.01)             (0.06)         (0.02)        0.02         (0.01)      0.06
Net Realized and Unrealized
  Gain (Loss) on Investments          (0.34)             (0.15)          3.30        (1.04)        (2.10)      0.93
                                    -------            -------        -------       ------       -------    -------
Total from Investment
  Operations                          (0.35)             (0.21)          3.28        (1.02)        (2.11)      0.99
                                    -------            -------        -------       ------       -------    -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                      --                 --             --           --         (0.08)     (0.05)
Distributions in Excess of Net
  Investment Income                      --                 --             --           --         (0.05)        --
Distributions from Net
  Realized Gain                       (0.27)                --             --        (1.26)           --         --
                                    -------            -------        -------       ------       -------    -------
Total Distributions                   (0.27)                --             --        (1.26)        (0.13)     (0.05)
                                    -------            -------        -------       ------       -------    -------
Net Asset Value per Share, End
  of Period                         $  7.54            $  8.16        $  8.37       $ 5.09       $  7.37    $  9.61
                                    =======            =======        =======       ======       =======    =======
Total Return                          (4.33)% (3)        (2.51)%        64.44%      (14.80)%      (22.40)%    11.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                        $10,719            $12,858        $22,070       $8,482       $21,327    $48,266
Ratio of Net Expenses to
  Average Net Assets                   2.20% (1)(2)       1.80%(1)       2.03%(1)     2.48%         1.49%      1.43%
Ratio of Net Investment Income
  (Loss) to Average Net Assets        (0.27)% (2)        (0.56)%        (0.34)%       0.36%        (0.02)%     0.66%
Portfolio Turnover Rate               15.45% (3)         79.17%        119.72%      190.33%        81.92%     84.81%

(1) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EX- PENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2.42% FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND 1.94% AND 2.05% THE YEARS ENDED OCTOBER 31, 2000 AND 1999, RESPECTIVELY.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                              YEAR ENDED OCTOBER 31,
                           APRIL 30, 2001    -----------------------------------------------------------------
                            (UNAUDITED)        2000           1999           1998         1997         1996
                           --------------    ---------    -------------    ---------    ---------    ---------
Net Asset Value per
  Share, Beginning of
  Period                      $  7.61         $  7.87        $  5.57        $  8.32      $  8.18      $  7.19
                              -------         -------        -------        -------      -------      -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss)                         0.03            0.01          (0.02)          0.09         0.03         0.07
Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.29)          (0.27)          2.32          (2.83)        0.22         0.94
                              -------         -------        -------        -------      -------      -------
Total from Investment
  Operations                    (0.26)          (0.26)          2.30          (2.74)        0.25         1.01
                              -------         -------        -------        -------      -------      -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                --              --             --          (0.01)       (0.11)       (0.02)
                              -------         -------        -------        -------      -------      -------
Net Asset Value per
  Share, End of Period        $  7.35         $  7.61        $  7.87        $  5.57      $  8.32      $  8.18
                              =======         =======        =======        =======      =======      =======
Total Return                    (3.42)% (3)     (3.30)%        41.29%        (32.97)%       2.82%       14.14%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $31,118         $35,406        $26,591        $18,763      $47,726      $57,639
Ratio of Expenses to
  Average Net Assets             1.64% (2)       1.47%          2.02% (1)      1.70%        1.50%        1.41%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             0.93% (2)       0.08%         (0.24)%         1.15%        0.36%        0.82%
Portfolio Turnover Rate         10.95% (3)      84.76%        152.93%        102.28%       79.80%       83.76%

(1) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS FOR THE YEAR ENDED OCTOBER 31, 1999. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2.50% FOR THE YEAR ENDED OCTOBER 31, 1999.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                           JUNE 3, 1998
                                  SIX MONTHS          YEAR ENDED          (COMMENCEMENT
                                    ENDED             OCTOBER 31,         OF OPERATIONS)
                                APRIL 30, 2001  -----------------------      THROUGH
                                 (UNAUDITED)       2000         1999     OCTOBER 31, 1998
                                --------------  -----------  ----------  ----------------
Net Asset Value per Share,
  Beginning of Period              $  8.15       $   7.84     $  6.58         $ 10.00
                                   -------       --------     -------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                 0.40           0.85        0.84            0.37
Net Realized and Unrealized
  Gain (Loss) on Investments            --           0.30        1.25           (3.41)
                                   -------       --------     -------         -------
Total from Investment
  Operations                          0.40           1.15        2.09           (3.04)
                                   -------       --------     -------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                  (0.44)         (0.84)      (0.83)          (0.37)
Distributions in Excess of Net
  Investment Income                     --             --          --           (0.01)
Distributions from Net
  Realized Gain                      (0.07)            --          --              --
                                   -------       --------     -------         -------
Total Distributions                  (0.51)         (0.84)      (0.83)          (0.38)
                                   -------       --------     -------         -------
Net Asset Value per Share, End
  of Period                        $  8.04       $   8.15     $  7.84         $  6.58
                                   =======       ========     =======         =======
Total Return                          4.95% (3)     15.12%      33.31%         (30.67)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                       $47,428       $110,961     $81,113         $30,090
Ratio of Expenses to Average
  Net Assets                          1.03% (2)      0.99%       1.01%           1.53% (2)
Ratio of Net Investment Income
  to Average Net Assets               9.75% (2)     10.22%      11.37%          11.90% (2)
Portfolio Turnover Rate              31.73% (3)    109.20%     113.00%          68.46% (1)

(1) FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

                                                                            NOVEMBER 3, 1997
                                  SIX MONTHS            YEAR ENDED           (COMMENCEMENT
                                    ENDED              OCTOBER 31,           OF OPERATIONS)
                                APRIL 30, 2001    ----------------------        THROUGH
                                 (UNAUDITED)        2000         1999       OCTOBER 31, 1998
                                --------------    ---------    ---------    ----------------
Net Asset Value per Share,
  Beginning of Period              $ 13.94         $ 13.11      $ 11.70         $ 10.00
                                   -------         -------      -------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)         (0.02)          (0.01)        0.07            0.06
Net Realized and Unrealized
  Gain (Loss) on Investments         (1.29)           1.44         1.65            1.64
                                   -------         -------      -------         -------
Total from Investment
  Operations                         (1.31)           1.43         1.72            1.70
                                   -------         -------      -------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                     --           (0.05)       (0.03)             --
Distributions from Net
  Realized Gain                      (0.96)          (0.55)       (0.28)             --
                                   -------         -------      -------         -------
Total Distributions                  (0.96)          (0.60)       (0.31)             --
                                   -------         -------      -------         -------
Net Asset Value per Share, End
  of Period                        $ 11.67         $ 13.94      $ 13.11         $ 11.70
                                   =======         =======      =======         =======
Total Return                         (9.95)% (3)     10.82%       15.16%          17.00% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                       $28,268         $65,054      $95,489         $63,994
Ratio of Expenses to Average
  Net Assets                          1.19% (2)       1.12%        1.01%           1.06% (2)
Ratio of Net Investment Income
  (Loss) to Average Net Assets       (0.36)% (2)     (0.09)%       0.58%           0.52% (2)
Portfolio Turnover Rate              47.46% (3)      96.40%       95.21%          72.05% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN EQUITIES FUND
--------------------------------------------------------------------------------

ADVISORY CLASS
FINANCIAL HIGHLIGHTS

                                                                           MARCH 1, 1999
                                     SIX MONTHS                          (COMMENCEMENT OF
                                       ENDED           YEAR ENDED      OFFERING OF ADVISORY
                                   APRIL 30, 2001      OCTOBER 31,     CLASS SHARES) THROUGH
                                    (UNAUDITED)           2000           OCTOBER 31, 1999
                                  ----------------    -------------    ---------------------
Net Asset Value per Share,
  Beginning of Period                 $ 13.89            $13.14                $ 12.37
                                      -------            ------                -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)            (0.05)            (0.09)                  0.09
Net Realized and Unrealized
  Gain (Loss) on Investments            (1.30)             1.43                   0.68
                                      -------            ------                -------
Total from Investment
  Operations                            (1.35)             1.34                   0.77
                                      -------            ------                -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                        --             (0.04)                    --
Distributions from Net
  Realized Gain                         (0.96)            (0.55)                    --
                                      -------            ------                -------
Total Distributions                     (0.96)            (0.59)                    --
                                      -------            ------                -------
Net Asset Value per Share, End
  of Period                           $ 11.58            $13.89                $ 13.14
                                      =======            ======                =======
Total Return                           (10.22)% (4)       10.08%                  6.23% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                          $   164            $  217                $   149
Ratio of Net Expenses to
  Average Net Assets                     1.76% (2)(3)      1.77% (3)              1.69% (2)(3)
Ratio of Net Investment Income
  (Loss) to Average Net Assets          (0.78)% (3)       (0.56)%                 1.12% (3)
Portfolio Turnover Rate                 47.46% (4)        96.40%                 95.21% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 15.09% FOR THE SIX MONTHS ENDED APRIL 30, 2001, 12.03% FOR THE YEAR ENDED OCTOBER 31, 2000 AND 54.30% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999.
(3)  ANNUALIZED.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO JAPANESE EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                              NOVEMBER 3, 1997
                                    SIX MONTHS            YEAR ENDED           (COMMENCEMENT
                                      ENDED              OCTOBER 31,           OF OPERATIONS)
                                  APRIL 30, 2001    ----------------------        THROUGH
                                   (UNAUDITED)        2000         1999       OCTOBER 31, 1998
                                  --------------    ---------    ---------    ----------------
Net Asset Value per Share,
  Beginning of Period                $ 13.39         $ 15.28      $  8.43         $ 10.00
                                     -------         -------      -------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)            0.19           (0.10)       (0.02)          (0.04)
Net Realized and Unrealized
  Gain (Loss) on Investments           (1.39)           0.29         6.87           (1.46)
                                     -------         -------      -------         -------
Total from Investment
  Operations                           (1.20)           0.19         6.85           (1.50)
                                     -------         -------      -------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                    (0.13)          (0.05)          --           (0.07)
Distributions from Net
  Realized Gain                        (1.81)          (2.03)          --              --
                                     -------         -------      -------         -------
Total Distributions                    (1.94)          (2.08)          --           (0.07)
                                     -------         -------      -------         -------
Net Asset Value per Share, End
  of Period                          $ 10.25         $ 13.39      $ 15.28         $  8.43
                                     =======         =======      =======         =======
Total Return                           (9.93)% (4)      0.39%       81.26%         (14.88)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $13,094         $41,173      $76,975         $28,648
Ratio of Expenses to Average
  Net Assets                            1.48% (3)       1.16%        1.04%           1.20% (2)(3)
Ratio of Net Investment Income
  (Loss) to Average Net Assets          3.55% (3)      (0.62)%      (0.17)%         (0.48)% (3)
Portfolio Turnover Rate                40.04% (4)     167.56%      149.76%         178.53% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 1.20% OF NET ASSETS THROUGH OCTOBER 31, 1998. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE 1.51% FOR THE PERIOD NOVEMBER 3, 1997 THROUGH OCTOBER 31, 1998.
(3)  ANNUALIZED.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO LATIN AMERICA EQUITIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                     SIX MONTHS
                                       ENDED                                 YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2001     ---------------------------------------------------------------------
                                    (UNAUDITED)           2000             1999           1998         1997         1996
                                  ----------------    -------------    -------------    ---------    ---------    ---------
Net Asset Value per Share,
  Beginning of Period                  $11.11            $ 9.37           $ 8.57         $ 12.51      $ 10.01      $  7.92
                                       ------            ------           ------         -------      -------      -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income (Loss)            (0.06)            (0.04)            0.09            0.13         0.11         0.11
Net Realized and Unrealized
  Gain (Loss) on Investments            (0.49)             1.78             0.71           (3.80)        2.50         2.03
                                       ------            ------           ------         -------      -------      -------
Total from Investment
  Operations                            (0.55)             1.74             0.80           (3.67)        2.61         2.14
                                       ------            ------           ------         -------      -------      -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                        --                --               --           (0.27)       (0.11)       (0.05)
                                       ------            ------           ------         -------      -------      -------
Net Asset Value per Share, End
  of Period                            $10.56            $11.11           $ 9.37         $  8.57      $ 12.51      $ 10.01
                                       ======            ======           ======         =======      =======      =======
Total Return                            (4.95)% (3)       18.57%            9.34%         (29.95)%      26.24%       27.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                           $1,649            $3,115           $7,939         $11,796      $55,336      $68,323
Ratio of Expenses to Average
  Net Assets                             1.75% (1)(2)      1.76% (1)        2.20% (1)       1.64%        1.46%        1.44%
Ratio of Net Investment Income
  (Loss) to Average Net Assets          (1.12)% (2)       (0.33)%           1.05%           1.13%        0.87%        1.12%
Portfolio Turnover Rate                  4.67% (3)        57.44%          162.12%          32.33%       21.17%       44.32%

(1) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, THE TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 8.04% FOR THE SIX MONTHS ENDED APRIL 30, 2001, 5.40% AND 3.24%, AND THE YEARS ENDED OCTOBER 31, 2000 AND 1999, RESPECTIVELY.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT INTERNATIONAL EQUITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                              NOVEMBER 3, 1997
                                    SIX MONTHS            YEAR ENDED           (COMMENCEMENT
                                      ENDED              OCTOBER 31,           OF OPERATIONS)
                                  APRIL 30, 2001    ----------------------        THROUGH
                                   (UNAUDITED)        2000         1999       OCTOBER 31, 1998
                                  --------------    ---------    ---------    ----------------
Net Asset Value per Share,
  Beginning of Period                $ 14.25         $ 13.67     $  10.75         $ 10.00
                                     -------         -------     --------         -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                   0.90            1.93         0.21            0.05
Net Realized and Unrealized
  Gain (Loss) on Investments           (2.23)          (0.80)        2.73            0.70
                                     -------         -------     --------         -------
Total from Investment
  Operations                           (1.33)           1.13         2.94            0.75
                                     -------         -------     --------         -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                    (1.65)             --        (0.02)             --
Distributions from Net
  Realized Gain                           --           (0.55)          --              --
                                     -------         -------     --------         -------
Total Distributions                    (1.65)          (0.55)       (0.02)             --
                                     -------         -------     --------         -------
Net Asset Value per Share, End
  of Period                          $ 11.27         $ 14.25     $  13.67         $ 10.75
                                     =======         =======     ========         =======
Total Return                          (10.18)% (3)      8.07%       27.39%           7.50% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $50,441         $46,909     $112,336         $74,853
Ratio of Expenses to Average
  Net Assets                            0.55% (2)       0.25%        0.18%           0.17% (2)
Ratio of Net Investment Income
  to Average Net Assets                15.40% (2)      12.28%        1.70%           0.50% (2)
Portfolio Turnover Rate               123.99% (3)      36.08%       27.78%          21.12% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                               TCW GALILEO FUNDS
                                                               APRIL 30, 2001


SHAREHOLDER INFORMATION

INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071












INTLSAR043001